FINANCIAL INCOME	12 Months Ended
Dec. 31, 2024
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 18 – FINANCIAL INCOME

The analysis of financial income for the years ended 31 December 2024, 2023 and 2022 is as follows:

Financial income:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2024	2023	2022

Interest income on time deposits	1,729,070	727,747	478,523
Interest income on credit sales	1,373,524	537,512	298,737
Foreign currency exchange gains	654,812	3,483,863	3,599,091
Fair value gains on financial assets measured at fair value (Note 4)	127,621	342,921	121,801
Interest received on financial investment (Note 4)	1,676	1,709	—
Other	131,274	16,692	54,328

	4,017,977	5,110,444	4,552,480

Foreign currency exchange gains are mainly driven by foreign currency denominated cash and cash equiavelents and financial investments.